Changes in the Group- Acquisitions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Nov. 12, 2020	Sep. 30, 2019
Eastern Tobacco Company
Disclosure Of Business Combinations [Line Items]
Acquisition percentage		100.00%
Fair value total		£ 50
Goodwill		36
Intangibles		39
Cash and cash equivalents recognised on acquisition		£ 96
Twisp Proprietary Limited
Disclosure Of Business Combinations [Line Items]
Fair value total			£ 25
Goodwill			12
Intangibles			15
Contingent consideration recognised as of acquisition date			£ 6
Consideration paid (received)	£ 3